Average Annual Total Returns - Acuitas US Microcap Fund		12 Months Ended	60 Months Ended	120 Months Ended	137 Months Ended
	Nov. 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.98%	7.32%	9.58%	8.41%
Performance Inception Date	Jul. 18, 2014
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%	12.88%
Performance Inception Date	Jul. 18, 2014
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.43%	8.56%	9.36%	8.79%
Performance Inception Date	Jul. 18, 2014
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.97%	7.36%	8.07%	7.56%
Performance Inception Date	Jul. 18, 2014
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	6.53%	7.30%	6.85%
Performance Inception Date	Jul. 18, 2014